Capital and financial risk management - Liquidity risk (Details) € in Millions, $ in Billions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)
Liquidity risk
Cash and cash equivalents		€ 4,674	€ 8,835
Liquidity risk
Liquidity risk
Cash and cash equivalents		4,674	€ 8,835
Minimum | Liquidity risk
Liquidity risk
Long-term borrowings maturity (in years)	1 year
Maximum | Liquidity risk
Liquidity risk
Long-term borrowings maturity (in years)	38 years
Syndicated bank facilities | Liquidity risk
Liquidity risk
Undrawn bank facilities	$ 4.1	3,800
Commercial paper programme | Liquidity risk
Liquidity risk
Principal amount	$ 15.0	€ 8,000